UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22973

AMG PANTHEON FUND, LLC

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: December 31, 2015 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Pantheon Fund, LLC

Schedule of Investments

December 31, 2015 (unaudited)

AMG Pantheon Fund, LLC (a)

Value

Investment in Master Fund - 100.0%

Investment in AMG Pantheon Master Fund, LLC(b),*	$2,354,519

Other Assets, less Liabilities - 0.0%(c)	454

Net Assets - 100.0%	$2,354,973

(a)	Invests substantially all of its assets in AMG Pantheon Master Fund, LLC (formerly AMG Pantheon Private Equity Master Fund, LLC) (the “Master Fund”), an affiliate of the Fund.
(b)	Categorized as a Level 3 investment.
(c)	Less than 0.05%.
*	Investment at Cost is $2,317,064.

Below is the portfolio of the Master Fund:

	Initial Acquisition Date	Shares	Value

Co-Investments - 41.6%

ACOF IV ATD Co-Invest LP (Consumer Discretionary)(a),*	02/27/2015	(b)	$500,000

Altas Med LP (Consumer Discretionary)(a),*	08/11/2015	(b)	470,000

Digital Bridge U.S. Tower Holdings, LLC (Telecommunication Services)(a),*	11/03/2014	10	504,500

Odyssey Acquisition, LLC (Information Technology)(a),*	11/06/2015	(b)	231,077

Palermo TT Holdings, Inc. (Information Technology)(a),*	12/12/2014	333	377,291

PSG Abacus Co-investors L.P. (Information Technology)(a),*	12/08/2015	(b)	454,545

Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(b)	29,342

Shamrock Capital Growth Fund III, LLC (Information Technology)(a),*	07/29/2015	(b)	344,116

Shamrock RB Co-Invest, LLC (Consumer Discretionary)(a),*	07/30/2015	(b)	500,000

SPC RP Investor, LLC (Industrials)(a),*	05/26/2015	(b)	307,382

T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(b)	358,692

WP-LH Co-Invest, L.P. (Materials)(a),*	06/25/2015	(b)	400,000

Total Co-Investments			4,476,945

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Secondary Private Investment Funds - 19.1%

1901 Partners LP*	07/16/2015	(b)	$253,806

Banc Fund VII L.P.*	12/31/2015	(b)	285,460

Banc Fund VIII L.P.*	12/31/2015	(b)	120,908

Francisco Partners III, L.P.*	01/05/2015	(b)	232,043

Providence Equity Partners VI, L.P.*	12/12/2014	(b)	370,226

TPG Partners V, L.P.*	10/31/2015	(b)	47,419

TPG Partners VI, L.P.*	10/31/2015	(b)	319,903

Welsh, Carson, Anderson & Stowe X L.P.*	12/31/2015	(b)	428,785

Total Secondary Private Investment Funds			2,058,550

Exchange Traded Funds - 19.8%

SPDR® S&P 500 ETF Trust		10,450	2,130,651

Short-Term Investments - 21.4%

Other Investment Companies - 21.4%

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.26%(1)		2,308,834	2,308,834

Total Investments - 101.9% (cost $10,829,890)			10,974,980

Other Assets, less Liabilities - (1.9%)			(206,832)

Net Assets - 100.0%			$10,768,148

Cost of Investments by asset type is as follows:

Co-Investments	$4,435,381
Secondary Private Investment Funds	1,980,630
Exchange Traded Funds	2,105,045
Short-Term Investments	2,308,834

Total	$10,829,890

(a)	Non-income producing.
(b)	Investment does not issue shares.
(1)	Yield shown represents the December 31, 2015 seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
*	Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Schedule of Investments. As of December 31, 2015, the aggregate cost of each investment restricted to resale was $500,000, $470,000, $506,329, $231,077, $357,661, $454,545, $36,051, $344,116, $500,000, $276,910, $358,692, $400,000, $273,411, $261,695, $112,816, $206,982, $356,079, $54,220, $329,776 and $385,651, respectively, totaling $6,416,011.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments

December 31, 2015 (unaudited)

AMG Pantheon Fund, LLC (formerly AMG Pantheon Private Equity Fund, LLC) (the “Fund”) records its investment in the Master Fund at value based on the net asset value per Unit of the Master Fund. Valuation policies for securities held by the Master Fund are discussed below. The investment in the Master Fund is valued using an unobservable Level 3 input (Master Fund’s net asset value). During the period ended December 31, 2015, the Fund purchased $1,385,000 of the Master Fund, which generated a change in unrealized appreciation/depreciation of $20,272.

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of December 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Co-Investments	—	—	$4,476,945	$4,476,945
Secondary Private Investment Funds	—	—	2,058,550	2,058,550
Exchange Traded Funds	$2,130,651	—	—	2,130,651
Short-Term Investments
Other Investment Companies	2,308,834	—	—	2,308,834

Total Investments	$4,439,485	—	$6,535,495	$10,974,980

As of December 31, 2015, the Master Fund had no transfers from the beginning of the reporting period.

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Secondary Private Investment Funds	Total
Balance as of March 31, 2015*	$1,193,115	$634,805	$1,827,920
Purchases	3,326,262	1,434,336	4,760,598
Sales & Distributions	(91,293)	(114,009)	(205,302)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Net realized gain/(loss)	6,516	68,240	74,756
Net change in unrealized appreciation/depreciation	42,345	35,178	77,523

Balance as of December 31, 2015	$4,476,945	$2,058,550	$6,535,495

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

	Co-Investments	Secondary Private Investment Funds	Total
Net change in unrealized appreciation/depreciation on investments held at December 31, 2015	$42,345	$35,178	$77,523

*	The balances as of March 31, 2015 for each Co-Investment have been updated from their March 31, 2015 ending balances due to the reclassification of categories from Common Stock and Partnership Interests in the amounts of $693,115 and $500,000, respectively, into Co-Investments. The change was effective on April 1, 2015.

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of December 31, 2015. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Fair Value as of	Valuation	Unobservable
	December 31, 2015	Techniques	Inputs	Ranges
Co-Investments	$3,792,272	Cost Multiple	Cost Multiple	1
Co-Investments	684,673	Net Asset Value General Partner	Net Asset Value	n/a

Secondary Private Investment Funds	2,058,550	Net Asset Value General Partner	Net Asset Value	n/a

Total	$6,535,495

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Master Fund’s Board of Directors (the “Board”).

For co-investments in portfolio companies, the Board uses the market approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) are generally based on the valuations provided by the general partners or managers of underlying fund investments. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by Pantheon Ventures (US) LP (the “Investment Manager”), who reviews the capital account balances and may adjust the value of each Master Fund investment.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing, all outstanding securities fair valued by the Investment Manager, including a comparison with the prior month end and the percentage of the Master Fund that the security represents at each month end.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited” after a three to seven year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publically available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•	Primary Investments: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•	Secondary Investments: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•	Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees or bear significantly reduced fees.

A listing of the Primary and Secondary Private Investment Funds held by the Master Fund and their attributes, as of December 31, 2015 are shown in the table below.

Investment Category	Investment Strategy	Fair value	Commitments	Remaining life	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout	Control investments in established, cash flow positive companies with focus on mid- or large- capitalization companies.	$1,652,182	$1,943,805	1-10 years	Not Redeemable	n/a	n/a
Growth Equity	Minority investments in established companies with strong growth characteristics.	$406,368	$495,650	1-8 years	Not Redeemable	n/a	n/a

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

As of December 31, 2015, 78.35% of capital commitments have been contributed and the unfunded capital commitments of the Master Fund amounted to $1,805,707.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	February 24, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	February 24, 2016